Report of directors financial review risk report - Own funds (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Common equity tier 1 capital: regulatory adjustments [Abstract]
Common equity tier 1 capital before regulatory adjustments	£ 23,442	£ 23,064
Total regulatory adjustments to common equity tier 1	(1,602)	(1,168)
Common equity tier 1 capital	21,840	21,896
Additional tier 1 capital before regulatory adjustments	4,119	3,932
Additional tier 1 capital	4,119	3,932
Tier 1 capital	25,959	25,828
Tier 2 capital before regulatory adjustments	15,014	15,835
Total regulatory adjustments to tier 2 capital	(361)	(357)
Tier 2 capital	14,653	15,478
Total capital	£ 40,612	£ 41,306
Capital ratios
Common equity tier 1 (as a percentage of total risk exposure amount)	19.38%	19.51%
Tier 1 (as a percentage of total risk exposure amount)	23.03%	23.01%
Total capital (as a percentage of total risk exposure amount)	36.03%	36.80%